Amortization and depreciation (Tables)	12 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Disclosure of Amortization and Depreciation

	Year ended September 30
	2018	2017
	$	$
Depreciation of PP&E1 (Note 6)	156,587	152,854
Amortization of intangible assets (Note 8)	156,926	157,033
Amortization of contract costs related to transition costs	70,321	56,490
Included in costs of services, selling and administrative (Note 22)	383,834	366,377
Amortization of contract costs related to incentives (presented as a reduction of revenue)	3,591	2,336
Amortization of deferred financing fees (presented in finance costs)	721	1,090
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	1,339	1,494
Impairment of PP&E (presented in restructuring costs) (Notes 6 and 24)	1,924	5,907
Impairment of intangible assets (presented in restructuring costs) (Notes 8 and 24)	1,266	—
	392,675	377,204

[1]	Depreciation of PP&E acquired under finance leases was $7,841,000 in 2018 ($11,623,000 in 2017).